Long-term loans	12 Months Ended
Dec. 31, 2020
Long-term loans
Long-term loans
23	Long-term loans

Long-term loans comprised the following:

	As at 31 December
	2020	2019
Loans from Huaneng Group and its subsidiaries (a)	7,031,664	5,403,574
Bank loans and other loans (b)	124,854,044	128,619,138

	131,885,708	134,022,712

Less: Current portion of long-term loans	19,808,313	18,658,114

Total	112,077,395	115,364,598

23	Long-term loans (continued)

(a)	Loans from Huaneng Group and its subsidiaries

Details of loans from Huaneng Group and its subsidiaries are as follows:

	As at 31 December 2020
	Original	RMB	Less: Current	Non-current	Annual
	currency	equivalent	portion	portion	interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	666,190	666,190	24,530	641,660	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	4,281,432	4,281,432	468,800	3,812,632	3.67%-4.80%
- Fixed rate	317,515	317,515	26,200	291,315	4.02%-4.75%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. (“Tiancheng Financial Leasing”)
Secured
RMB
- Variable rate	633,258	633,258	100,040	533,218	4.42%-5.20%
- Fixed rate	89,060	89,060	—	89,060	5.10%

Loans from Hong Kong Asset Management Co., Ltd. (“Hong Kong Asset Management”)
Unsecured
US$
- Variable rate	160,035	1,044,209	—	1,044,209	2.30%

Total		7,031,664	619,570	6,412,094

23	Long-term loans (continued)

(a)	Loans from Huaneng Group and its subsidiaries (continued)

	As at 31 December 2019
	Original	RMB	Less: Current	Non-current	Annual
	currency	equivalent	portion	portion	interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	665,225	665,225	—	665,225	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	3,808,800	3,808,800	413,200	3,395,600	4.28%-4.75%
- Fixed rate	28,000	28,000	—	28,000	4.51%-4.61%

Loans from Tiancheng Financial Leasing
Secured
RMB
- Variable rate	580,891	580,891	246,549	334,342	4.42%-5.20%
- Fixed rate	320,658	320,658	150,000	170,658	5.10%-6.60%

Total		5,403,574	809,749	4,593,825

23	Long-term loans (continued)

(b)	Bank loans and other loans

Details of bank loans and other loans are as follows:

	As at 31 December 2020
	Original		Less: Current	Non-current	Annual
	currency	RMB equivalent	portion	portion	interest rate
	’000
Secured
RMB
- Fixed rate	302,677	302,677	—	302,677	4.66%
- Variable rate	9,136,041	9,136,041	1,242,992	7,893,049	4.10%-4.98%
S$
- Variable rate	120,999	596,693	14,119	582,574	1.42%
Unsecured
RMB
- Fixed rate	2,805,767	2,805,767	316,715	2,489,052	4.02%-5.39%
- Variable rate	96,118,275	96,118,275	16,355,517	79,762,758	1.80%-6.55%
US$
- Variable rate	1,319,503	8,609,627	1,217,769	7,391,858	1.42%-4.73%
S$
- Variable rate	1,430,286	7,053,310	—	7,053,310	1.85%
€
- Fixed rate	11,004	88,322	34,654	53,668	2.00%-2.15%
JPY
- Fixed rate	2,266,468	143,332	6,977	136,355	0.75%

Total		124,854,044	19,188,743	105,665,301
23	Long-term loans (continued)
(b)	Bank loans and other loans (continued)

	As at 31 December 2019
	Original		Less: Current	Non-current	Annual
	currency	RMB equivalent	portion	portion	interest rate
	’000
Secured
RMB
- Fixed rate	5,032,030	5,032,030	1,262,520	3,769,510	4.41%-4.90%
- Variable rate	4,528,406	4,528,406	521,689	4,006,717	4.28%-4.90%
S$
- Variable rate	79,371	410,658	—	410,658	2.93%
Unsecured
RMB
- Fixed rate	7,477,712	7,477,712	1,803,335	5,674,377	2.65%-5.39%
- Variable rate	88,504,897	88,504,897	12,691,426	75,813,471	1.80%-6.55%
US$
- Variable rate	1,430,672	9,974,968	1,095,931	8,879,037	2.90%-6.82%
S$
- Variable rate	2,400,063	12,417,684	431,622	11,986,062	3.33%
€
- Fixed rate	15,451	120,760	34,772	85,988	2.00%-2.15%
JPY
- Fixed rate	2,372,009	152,023	7,070	144,953	0.75%

Total		128,619,138	17,848,365	110,770,773

As at 31 December 2020, long-term loans of approximately RMB7,435 million were secured by future electricity revenue (31 December 2019: RMB7,287 million).

As at 31 December 2020, long-term loans of RMB3,322 million (31 December 2019: RMB3,586 million) were secured by certain property, plant and equipment with a net book value amounting to approximately RMB3,400 million (31 December 2019: RMB4,913 million).

Certain subsidiaries of the Group had sales and leaseback agreements with Tiancheng Financial Leasing and other financial leasing companies. According to the agreements, these subsidiaries have an option to buy back the equipment at a nominal price (RMB1) when the lease term expires. The substance of the transaction was to obtain financing secured by the relevant assets within the leasing period. As at 31 December 2020, the equipment mentioned above had total carrying amounts of RMB1,036 million and RMB2,364 million (31 December 2019: RMB1,955 million and RMB2,958 million) respectively, which were recognized in property, plant and equipment while the long-term borrowings were RMB722 million and RMB2,600 million (31 December 2019: RMB902 million and RMB2,684 million) from Tiancheng Financial Leasing and other financial leasing companies, respectively.

23	Long-term loans (continued)
(b)	Bank loans and other loans (continued)

As at 31 December 2019, long-term loans of approximately RMB15 million were guaranteed by HIPDC. As at 31 December 2020, the aforementioned loans were fully repaid.

As at 31 December 2020, long-term loans of approximately RMB81 million (31 December 2019: RMB110 million) were guaranteed by Huaneng Group.

As at 31 December 2020, the Company provided guarantees for long-term loans of approximately RMB7,053 million (31 December 2019: RMB12,418 million) of the Company’s overseas subsidiaries.

As at 31 December 2020, long-term loans of approximately RMB1,731 million (31 December 2019: RMB1,972 million) were guaranteed by other subsidiaries of the Company and Yangguang Jiedi Investment Co., Ltd, of which the loans guaranteed by Yangguang Jiedi Investment Co., Ltd were RMB67 million (31 December 2019: RMB75 million).

As at 31 December 2020, long-term loans of approximately RMB50 million (31 December 2019: RMB100 million) were guaranteed by Shandong Lineng Group Co., Ltd.

As at 31 December 2020, long-term loans of approximately RMB143 million (31 December 2019: RMB152 million) were guaranteed by Enshi Finance Bureau of Hubei Province.

As at 31 December 2020, long-term loans of approximately RMB7,581 million (31 December 2019: RMB8,435 million) were guaranteed by Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group at the liability ratios of 17.5%, 65.0% and 17.5% respectively.

As at 31 December 2020, long-term loans of approximately RMB1,044 million (31 December 2019: Nil) were guaranteed by Shandong Power and Shandong Ruyi Technology Group at the liability ratios of 50% and 50% respectively.

The maturity of long-term loans is as follows:

	Loans from
	Huaneng Group		Bank loans
	and its subsidiaries		and other loans
	As at 31 December		As at 31 December
	2020	2019	2020	2019

1 year or less	619,570	809,749	19,188,743	17,848,365
More than 1 year but no more than 2 years	826,059	1,320,611	13,718,115	28,426,578
More than 2 years but no more than 5 years	2,799,377	1,583,453	45,708,377	48,138,639
More than 5 years	2,786,658	1,689,761	46,238,809	34,205,556

	7,031,664	5,403,574	124,854,044	128,619,138
Less: amount due within 1 year included under current liabilities	619,570	809,749	19,188,743	17,848,365

Total	6,412,094	4,593,825	105,665,301	110,770,773